UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006

Check here if Amendment [ ]; Amendment Number:
                                                -----------
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          S & E Partners, L.P.
Address:       660 Madison Avenue, 20th Floor
               New York, NY 10021

Form 13F File Number: 28-04327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Craig Effron and Curtis Schenker
Title:         Principals
Phone:         212-355-5600

Signature, Place, and Date of Signing:

/s/ Craig Effron                     New York, NY             11/13/06
--------------------                 -------------            --------

/s/ Curtis Schenker                  New York, NY             11/13/06
--------------------                 -------------            --------
  [Signature]                        [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)


                                TITLE OF                VALUE     SHRS OR   SH/  PUT/  INVESTMENT     OTHER      VOTING AUTHORITY
TITLE OF ISSUER                 CLASS      CUSIP      (x$1000)    PRN AMT   PRN  CALL  DISCRETION     MANAGERS   SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
Aether Holdings Inc             COMMON     00809C106    1,785     300,000 SH           SOLE              01      SOLE
Aether Holdings Inc             COMMON     00809C106    2,306     387,500 SH           DEFINED           01      SOLE
Allegheny Energy, Inc.          COMMON     017361106   16,068     400,000 SH           SOLE              01      SOLE
Allegheny Energy, Inc.          COMMON     017361106   20,888     520,000 SH           DEFINED           01      SOLE
Align Technology Inc            COMMON     016255101    1,424     125,000 SH           SOLE              01      SOLE
Align Technology Inc            COMMON     016255101    1,851     162,500 SH           DEFINED           01      SOLE
Altria Group, Inc.              COMMON     02209S103   30,620     400,000 SH           SOLE              01      SOLE
Altria Group, Inc.              COMMON     02209S103   15,501     202,500 SH           DEFINED           01      SOLE
American Express Co             COMMON     025816109   19,628     350,000 SH           SOLE              01      SOLE
American Express Co             COMMON     025816109   37,714     672,500 SH           DEFINED           01      SOLE
American Express Co             COMMON     025816109    8,412     150,000 CALL         SOLE              01      SOLE
American Express Co             COMMON     025816109   14,861     265,000 CALL         DEFINED           01      SOLE
Hill International Inc.         COMMON     431466101      144      25,001 SH           SOLE              01      SOLE
Hill International Inc.         COMMON     431466101      144      25,000 SH           DEFINED           01      SOLE
Bank of America Corp            COMMON     060505104    5,357     100,000 CALL         SOLE              01      SOLE
Bank of America Corp            COMMON     060505104    6,964     130,000 CALL         DEFINED           01      SOLE
Boston Scientific Corp          COMMON     101137107      740      50,000 CALL         SOLE              01      SOLE
Boston Scientific Corp          COMMON     101137107      917      62,000 CALL         DEFINED           01      SOLE
Bristol Myers Squibb            COMMON     110122108    6,230     250,000 CALL         SOLE              01      SOLE
Bristol Myers Squibb            COMMON     110122108    8,597     345,000 CALL         DEFINED           01      SOLE
Cheniere Energy Inc             COMMON     16411R208   17,083     575,000 SH           SOLE              01      SOLE
Cheniere Energy Inc             COMMON     16411R208   25,551     860,000 SH           DEFINED           01      SOLE
Cheniere Energy Inc             COMMON     16411R208    8,170     275,000 CALL         SOLE              01      SOLE
Cheniere Energy Inc             COMMON     16411R208   11,438     385,000 CALL         DEFINED           01      SOLE
Ciena Corp                      COMMON     171779101    2,765     101,485 SH           SOLE              01      SOLE
Cold Spring Capital Inc         COMMON     192865103      537     100,000 SH           SOLE              01      SOLE
Cold Spring Capital Inc         COMMON     192865103      537     100,000 SH           DEFINED           01      SOLE
Cold Spring Capital Inc         WARRANT    192865111       96     300,000 SH           SOLE              01      SOLE
Cold Spring Capital Inc         WARRANT    192865111       96     300,000 SH           DEFINED           01      SOLE
ConocoPhillips                  COMMON     20825C104    5,953     100,000 CALL         SOLE              01      SOLE
ConocoPhillips                  COMMON     20825C104    8,334     140,000 CALL         DEFINED           01      SOLE
Courtside Acquisition Corp      COMMON     22274N102      808     152,500 SH           SOLE              01      SOLE
Courtside Acquisition Corp      COMMON     22274N102      808     152,500 SH           DEFINED           01      SOLE
Courtside Acquisition Corp      WARRANT    22274N1100     194     525,000 SH           SOLE              01      SOLE
Courtside Acquisition Corp      WARRANT    22274N1100     194     525,000 SH           DEFINED           01      SOLE
Embarq Corp                     COMMON     29078E105   27,813     575,000 SH           SOLE              01      SOLE
Embarq Corp                     COMMON     29078E105   41,598     860,000 SH           DEFINED           01      SOLE
Fibertower Corp                 COMMON     31567R100    2,363     250,000 SH           SOLE              01      SOLE
Fibertower Corp                 COMMON     31567R100    3,187     337,300 SH           DEFINED           01      SOLE
First Data Corp                 COMMON     319963954   10,500     250,000 SH           SOLE              01      SOLE
First Data Corp                 COMMON     319963954   15,540     370,000 SH           DEFINED           01      SOLE
First Data Corp                 COMMON     319963104    2,100      50,000 CALL         SOLE              01      SOLE
First Data Corp                 COMMON     319963104    2,940      70,000 CALL         DEFINED           01      SOLE
Footlocker Inc                  COMMON     344849104   13,888     550,000 SH           SOLE              01      SOLE
Footlocker Inc                  COMMON     344849104   21,021     832,500 SH           DEFINED           01      SOLE
Footlocker Inc                  COMMON     344849104   13,383     530,000 CALL         SOLE              01      SOLE
Footlocker Inc                  COMMON     344849104   19,655     778,400 CALL         DEFINED           01      SOLE
Footlocker Inc                  COMMON     344849104    2,525     100,000 PUT          SOLE              01      SOLE
Footlocker Inc                  COMMON     344849104    3,788     150,000 PUT          DEFINED           01      SOLE
Freescale Semiconductor Inc     CL B       35687M206   30,408     800,000 SH           SOLE              01      SOLE
Freescale Semiconductor Inc     CL B       35687M206   47,391   1,246,800 SH           DEFINED           01      SOLE
Freescale Semiconductor Inc     COMMON     35687M206      951      25,000 CALL         SOLE              01      SOLE
Freescale Semiconductor Inc     COMMON     35687M206    1,332      35,000 CALL         DEFINED           01      SOLE
Healthcare Acquisition Corp     COMMON     42224H104      306      42,500 SH           SOLE              01      SOLE
Healthcare Acquisition Corp     COMMON     42224H104      306      42,500 SH           DEFINED           01      SOLE
Healthcare Acquisition Corp     WARRANT    42224H112       17      15,000 SH           SOLE              01      SOLE
Helathcare Acquisition Corp     WARRANT    42224H112       17      15,000 SH           DEFINED           01      SOLE
Hospira Inc.                    COMMON     441060100    7,654     200,000 SH           SOLE              01      SOLE
Hospira Inc.                    COMMON     441060100   11,385     297,500 SH           DEFINED           01      SOLE
Houston Exploration Co          COMMON     442120101    4,136      75,000 CALL         SOLE              01      SOLE
Houston Exploration Co          COMMON     442120101    5,791     105,000 CALL         DEFINED           01      SOLE
HRPT Properties                 COMMON     40426W101    8,963     750,000 SH           SOLE              01      SOLE
HRPT Properties                 COMMON     40426W101   13,376   1,119,300 SH           DEFINED           01      SOLE
Infineon Technologies AG        COMMON     45662N103    1,183     100,000 SH           SOLE              01      SOLE
Infineon Technologies AG        COMMON     45662N103    1,775     150,000 SH           DEFINED           01      SOLE
Kaiser Aluminum Corp            COMMON     483007704    2,204      49,700 SH           DEFINED           01      SOLE
Kansas City Southern            COMMON     485170302    2,731     100,000 SH           SOLE              01      SOLE
Kansas City Southern            COMMON     485170302    3,550     130,000 SH           DEFINED           01      SOLE
Magellan Health Services        COMMON     559079207       64       1,510 SH           SOLE              01      SOLE
Magellan Health Services        COMMON     559079207       82       1,926 SH           DEFINED           01      SOLE
Marathon Acquisition Corp       UNIT       565756202    3,750     468,750 SH           SOLE              01      SOLE
Marathon Acquisition Corp       UNIT       565756202    3,750     468,750 SH           DEFINED           01      SOLE
MDC Holdings                    COMMON     552676108   12,774     275,000 SH           SOLE              01      SOLE
MDC Holdings                    COMMON     552676108   17,479     376,300 SH           DEFINED           01      SOLE
MDC Holdings                    COMMON     552676108    1,742      37,500 CALL         SOLE              01      SOLE
MDC Holdings                    COMMON     552676108    2,439      52,500 CALL         DEFINED           01      SOLE
Microsoft Corporation           COMMON     594918104   12,294     450,000 SH           SOLE              01      SOLE
Microsoft Corporation           COMMON     594918104   18,578     680,000 SH           DEFINED           01      SOLE
Microsoft Corporation           COMMON     594918104   54,640   2,000,000 CALL         SOLE              01      SOLE
Microsoft Corporation           COMMON     594918104   83,326   3,050,000 CALL         DEFINED           01      SOLE
NRG Energy, Inc.                COMMON     629377102   11,325     250,000 SH           SOLE              01      SOLE
NRG Energy, Inc.                COMMON     629377102   16,063     354,600 SH           DEFINED           01      SOLE
NTL Inc                         COMMON     62941W101    5,086     200,000 SH           SOLE              01      SOLE
NTL Inc                         COMMON     62941W101    6,739     265,000 SH           DEFINED           01      SOLE
NYSE Group Inc                  COMMON     62941W101    3,738      50,000 CALL         SOLE              01      SOLE
NYSE Group Inc                  COMMON     62949W903    5,644      75,500 CALL         DEFINED           01      SOLE
PW Eagle Inc                    COMMON     69366Y108    1,501      50,000 SH           SOLE              01      SOLE
PW Eagle Inc                    COMMON     69366Y108    1,657      55,200 SH           DEFINED           01      SOLE
QSGI Inc                        COMMON     74729D106      715     500,000 SH           SOLE              01      SOLE
QSGI Inc                        COMMON     74729D106      930     650,000 SH           DEFINED           01      SOLE
Quanta Capital Holdings         COMMON     G7313F106    1,107     601,400 SH           DEFINED           01      SOLE
Realogy Corp                    COMMON     75605E100   14,742     650,000 SH           SOLE              01      SOLE
Realogy Corp                    COMMON     75605E100   21,387     943,000 SH           DEFINED           01      SOLE
SPDR Trust Series 1             COMMON     78462F103   25,046     187,500 SH           DEFINED           01      SOLE
SPDR Trust Series 1             COMMON     78462F103   36,735     275,000 PUT          SOLE              01      SOLE
SPDR Trust Series 1             COMMON     78462F103   51,762     387,500 PUT          DEFINED           01      SOLE
Saifun Semiconductors Ltd       COMMON     M8233P102    5,768     200,000 SH           SOLE              01      SOLE
Saifun Semiconductors Ltd       COMMON     M8233P102    7,167     248,500 SH           DEFINED           01      SOLE
Sears Holdings                  COMMON     812350106   16,157     102,196 SH           SOLE              01      SOLE
Sears Holdings                  COMMON     812350106   22,450     142,000 SH           DEFINED           01      SOLE
Service Acquisition Corp        WARRANT    817628118      693     220,000 SH           SOLE              01      SOLE
Service Acquisition Corp        WARRANT    817628118    1,290     409,500 SH           DEFINED           01      SOLE
Sprint Nextel Corp              COMMON     852061100    3,430     200,000 CALL         SOLE              01      SOLE
Sprint Nextel Corp              COMMON     852061100    5,145     300,000 CALL         DEFINED           01      SOLE
Star Maritime Acquisition Corp  COMMON     85516E107      961     100,000 SH           SOLE              01      SOLE
Star Maritime Acquisition Corp  COMMON     85516E107      961     100,000 SH           DEFINED           01      SOLE
Tejon Ranch                     COMMON     879080109    3,776      89,000 SH           SOLE              01      SOLE
Tejon Ranch                     COMMON     879080109    6,823     160,800 SH           DEFINED           01      SOLE
Procter & Gamble Co             COMMON     742718109   15,495     250,000 SH           SOLE              01      SOLE
Procter & Gamble Co             COMMON     742718109   27,116     437,500 SH           DEFINED           01      SOLE
Procter & Gamble Co             COMMON     742718109   27,891     450,000 CALL         SOLE              01      SOLE
Procter & Gamble Co             COMMON     742718109   37,498     605,000 CALL         DEFINED           01      SOLE
SCO Group, Inc                  COMMON     78403A106    1,209     607,500 SH           SOLE              01      SOLE
SCO Group, Inc                  COMMON     78403A106    1,584     796,000 SH           DEFINED           01      SOLE
Thoratec Corp                   COMMON     885175307    1,950     125,000 SH           SOLE              01      SOLE
Thoratec Corp                   COMMON     885175307    2,535     162,500 SH           DEFINED           01      SOLE
Veritas DGC Inc                 COMMON     92343P107    4,937      75,000 CALL         SOLE              01      SOLE
Veritas DGC Inc                 COMMON     92343P107    7,569     115,000 CALL         DEFINED           01      SOLE
Wal-Mart Stores Inc.            COMMON     931142103   49,320   1,000,000 CALL         SOLE              01      SOLE
Wal-Mart Stores Inc.            COMMON     931142103   71,267   1,445,000 CALL         DEFINED           01      SOLE
Walter Industries               COMMON     93317Q105    4,268     100,000 SH           SOLE              01      SOLE
Walter Industries               COMMON     93317Q105    6,402     150,000 SH           DEFINED           01      SOLE
Windstream Corp                 COMMON     97381W104    9,233     700,000 SH           SOLE              01      SOLE
Windstream Corp                 COMMON     97381W104   13,025     987,500 SH           DEFINED           01      SOLE
Wyndham Worldwide Corp          COMMON     98310W108    8,391     300,000 SH           SOLE              01      SOLE
Wyndham Worldwide Corp          COMMON     98310W108   12,083     432,000 SH           DEFINED           01      SOLE

                                 126                            1,397,979





                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:         126
Form 13F Information Table Value Total:         $1,397,979
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number           Name

     01       28-04329                        Scoggin LLC